Summary of Significant Accounting Policies - Schedule of Aircraft Held for Sale (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) Aircraft	Dec. 31, 2023 Aircraft
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale	$ 66,986
Aircraft held for sale	$ 23,449
Number of aircrafts held for sale | Aircraft	3	0
Disposal Group, Held-for-Sale, Not Discontinued Operations | Gulfstream GIV Aircrafts
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Aircraft held for sale	$ 0
Aircraft sold	(27,327)
Aircraft reclassified to held for sale	42,960
Less: Impairment loss due to fair value adjustments	3,762
Aircraft held for sale	$ 11,871